SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Feb. 17, 2022	Feb. 28, 2022
Board of Directors [Member]
Subsequent Event [Line Items]
Repurchase of ordinary shares		$ 80,000
SecurityDam Ltd, [Member]
Subsequent Event [Line Items]
Cash consideration	$ 30,000
Additional contingent consideration based on the performance of the Company's cloud DDoS protection service after the acquisition	$ 12,500